Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	$ 1,075,000	$ 455,000	$ 502,000
Tax Effect
Amortization of net loss and prior service costs, tax expense	286	121	271
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	(1,076)	(2,457)	59
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	538	(637)	0
Unrealized net holding (loss) gain on securities available-for-sale, tax expense	(4,674)	678	(1,461)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	$ (4,046,000)	$ (9,241,000)	$ 109,000